LEASES - Supplemental cash flow information related to leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental disclosure of cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 3,295	¥ 3,770
Cash paid for amounts included in the measurement of finance lease liabilities	106	92
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	1,010	2,565
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments		501
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	(161)
Non-cash right-of-use assets obtained in acquisition for operating lease	171	1,710
Non-cash lease liabilities obtained in acquisition for operating lease	¥ 144	¥ 1,692